TYPE			13F-HR
PERIOD			06/30/01
FILER
CIK			0001107213
CCC			nodxp$4c
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA    August 20, 2001
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	42
Form 13F Information Table Value Total:	$231,699

List of Other Included Managers:

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109     3292   127800 SH       SOLE                   127800
Apartment Investment and Manag                  03748R101     8343   173100 SH       SOLE                   173100
Archstone Communities Trust                     039581103    12047   467285 SH       SOLE                   467285
Avalon Bay Communities                          053484101     6322   135231 SH       SOLE                   135231
BRE Properties, Inc.                            05564E106     5316   175440 SH       SOLE                   175440
Boston Properties                               101121101    11526   281800 SH       SOLE                   281800
Brandywine Realty Trust                         105368203     6809   303300 SH       SOLE                   303300
CBL & Associates Properties, I                  124830100     1498    48800 SH       SOLE                    48800
Cabot Industrial Trust                          127072106      979    46600 SH       SOLE                    46600
Camden Property Trust                           133131102     7010   191000 SH       SOLE                   191000
CarrAmerica Realty Corp.                        144418100     5999   196700 SH       SOLE                   196700
Chateau Communities, Inc.                       161726104     1645    52400 SH       SOLE                    52400
Equity Office Properties Trust                  294741103    15375   486087 SH       SOLE                   486087
Equity Residential Properties                   29476L107     8499   150300 SH       SOLE                   150300
Essex Property Trust, Inc.                      297178105     4157    83900 SH       SOLE                    83900
Felcor Suite Hotels, Inc.                       31430F101     3522   150500 SH       SOLE                   150500
First Industrial Realty Trust,                  32054K103     4432   137900 SH       SOLE                   137900
Glimcher Realty Trust                           379302102     1312    73300 SH       SOLE                    73300
HRPT Properties Trust                           40426W101     1990   204500 SH       SOLE                   204500
Home Properties of New York, I                  437306103    15348   509900 SH       SOLE                   509900
Hospitality Properties Trust                    44106M102     3788   132900 SH       SOLE                   132900
Host Marriott Corp                              44107P104     5834   466000 SH       SOLE                   466000
JDN Realty Corporation                          465917102     2511   184600 SH       SOLE                   184600
Kimco Realty Corp.                              49446R109     8239   174000 SH       SOLE                   174000
Koger Equities                                  500228101     1226    74300 SH       SOLE                    74300
Liberty Property Trust                          531172104     6858   231700 SH       SOLE                   231700
Mack Cali Realty Corporation                    554489104     4349   152700 SH       SOLE                   152700
Meristar Hospitality Corp                       58984Y103     2767   116500 SH       SOLE                   116500
Prentiss Properties, Inc.                       740706106     7703   292900 SH       SOLE                   292900
Prologis Trust                                  743410102    11321   498300 SH       SOLE                   498300
Public Storage, Inc.                            74460D109     6846   230900 SH       SOLE                   230900
Realty Income Corp                              756109104     1345    45500 SH       SOLE                    45500
Reckson Associates                              75621K106     6822   296600 SH       SOLE                   296600
Regency Realty Corp.                            758849103     4841   190600 SH       SOLE                   190600
Security Capital Group- Calss                   81413P204     2245   104900 SH       SOLE                   104900
Simon Property Group, Inc.                      828806109    10570   352700 SH       SOLE                   352700
Spieker Properties, Inc.                        848497103     3363    56100 SH       SOLE                    56100
Storage USA, Inc.                               861907103      832    23100 SH       SOLE                    23100
Sun Communities, Inc.                           866674104     2068    58500 SH       SOLE                    58500
The Macerich Company                            554382101     7299   294300 SH       SOLE                   294300
United Dominon Realty                           910197102     4413   307500 SH       SOLE                   307500
Wyndham International- Class A                  983101106     1039   415500 SH       SOLE                   415500